UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG Funds

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30, 2014

Date of reporting period: OCTOBER 1, 2013 – MARCH 31, 2014

                                     (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

March 31, 2014

AMG SouthernSun Small Cap Fund

Investor Class: SSSFX     |    Institutional Class: SSSIX

AMG SouthernSun U.S. Equity Fund

Investor Class: SSEFX     |     Class C: SSECX     |     Institutional Class: SSEIX

www.amgfunds.com |	SAR076-0314

AMG SouthernSun Small Cap Fund

Portfolio Review (Unaudited)

	Total Returns as of March 31, 2014
	Six Months	One Year	Five Years	Ten Years	Since Inception*
Investor Class	12.45%	30.07%	35.90%	12.94%	14.33%
Institutional Class	12.56%	30.35%	N/A	N/A	27.20%
Russell 2000®	9.94%	24.90%	24.31%	8.53%	9.88%**

*	Investor Class commenced operations on October 1, 2003. Institutional Class commenced operations on October 1, 2009.
**	Average annual total return is since October 1, 2003. The average annual total return of the Russell 2000® since October 1, 2009 is 17.46%.

AMG SouthernSun Small Cap Fund’s inception date and returns for all periods beginning prior to March 31, 2014 reflects performance of the predecessor Fund, SouthernSun Small Cap Fund, and was managed by SouthernSun Asset Management, LLC with the same investment objectives and substantially similar investment policies.

The Russell 2000® is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Not FDIC insured, nor bank guaranteed. May lose value.

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.amgfunds.com. Current net asset values per share for each Fund are available on the Funds’ Web site at www.amgfunds.com.

Portfolio Breakdown by Sector As of March 31, 2014 (Unaudited)	% of Net Assets
Common Stocks	95.89
Machinery	11.28
Environmental Control	10.28
Construction Services	10.25
Apparel	8.60
Miscellaneous Manufacturing	7.85
Oil & Gas Services	5.67
Computers	5.32
Oil & Gas	5.00
Healthcare-Services	4.52

% of Net Assets
Food Processing	4.33
Healthcare Products	4.31
Metal Fabricate-Hardware	4.27
Software	3.98
Commercial Services	3.74
Home Builders	3.38
Chemicals	3.11
Short Term Investments	4.13
Liabilities in Excess of Other Assets	(0.02)
Total Net Assets	100.00

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG SouthernSun U.S. Equity Fund

Portfolio Review (Unaudited)

Total Returns as of March 31, 2014
	Six Months	One Year	Since Inception*
Investor Class	5.05%	23.17%	22.52%
Institutional Class	5.26%	23.48%	22.85%
Class C	4.74%	22.30%	21.76%
Russell 2500®	11.16%	24.01%	24.30%

*	SouthernSun U.S. Equity commenced operations on April 10, 2012.

AMG SouthernSun U.S. Equity Fund’s inception date and returns for all periods beginning prior to March 31, 2014 reflects performance of the predecessor Fund, SouthernSun U.S. Equity Fund, and was managed by SouthernSun Asset Management, LLC with the same investment objectives and substantially similar investment policies.

The Russell 2500® is an unmanaged market capitalization-weighted index which is comprised of 2500 of the smallest capitalized U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Not FDIC insured, nor bank guaranteed. May lose value.

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.amgfunds.com. Current net asset values per share for each Fund are available on the Funds’ Web site at www.amgfunds.com.

Portfolio Breakdown by Sector As of March 31, 2014 (Unaudited)	% of Net Assets
Common Stocks	89.11
Machinery	13.06
Environmental Control	10.11
Engineering & Construction	9.39
Commercial Services	8.91
Oil & Gas	5.33
Apparel	4.86
Miscellaneous Manufacturing	4.74
Forest Product & Paper	4.46
Healthcare-Services	4.34

% of Net Assets
Software	4.23
Transportation	4.02
Metal Fabricate/Hardware	4.00
Home Builders	3.24
Leisure Time	3.12
Food Processing	2.91
Electric	2.39
Short Term Investments	8.75
Other Assets Less Liabilities	2.14
Total Net Assets	100.00

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Funds

AMG SouthernSun Small Cap Fund - Schedule of Investments (Unaudited)

March 31, 2014

Shares		Market Value
	COMMON STOCK - 95.89%
	APPAREL - 8.60%
323,000	Columbia Sportswear Co.	$26,695,950
1,178,355	Iconix Brand Group, Inc. *	46,274,001

		72,969,951

	CHEMICALS - 3.11%
1,708,345	Intrepid Potash, Inc.	26,411,014

	COMMERCIAL SERVICES - 3.74%
1,110,331	Brink’s Co.	31,699,950

	COMPUTERS - 5.32%
1,131,331	Diebold, Inc.	45,128,793

	CONSTRUCTION SERVICES - 10.25%
512,470	Chicago Bridge & Iron Co.	44,661,760
898,675	URS Corp.	42,291,645

		86,953,405

	ENVIRONMENTAL CONTROL - 10.28%
738,000	Clean Harbors, Inc. *	40,435,020
2,337,035	Darling International, Inc. *	46,787,441

		87,222,461

	FOOD PROCESSING - 4.33%
468,560	Sanderson Farms, Inc.	36,777,274

	HEALTHCARE-PRODUCTS - 4.31%
949,714	Hill-Rom Holdings, Inc.	36,601,978

	HEALTHCARE-SERVICES - 4.52%
616,220	Centene Corp. *	38,359,695

	HOME BUILDERS - 3.38%
469,171	Thor Industries, Inc.	28,647,581

	MACHINERY - 11.28%
777,975	AGCO Corp.	42,913,101
431,200	IDEX Corp.	31,430,168
302,699	Nordson Corp.	21,337,252

		95,680,521

The accompanying notes are an integral part of these financial statements.

AMG Funds

AMG SouthernSun Small Cap Fund - Schedule of Investments (Unaudited) (Continued)

March 31, 2014

Shares		Market Value
	METAL FABRICATE/HARDWARE - 4.27%
616,100	Timken Co.	$36,214,358

	MISCELLANEOUS MANUFACTURING - 7.85%
636,900	Koppers Holdings, Inc.	26,259,387
560,165	Trinity Industries, Inc.	40,371,091

		66,630,478

	OIL & GAS - 5.00%
1,352,549	Newfield Exploration Co. *	42,415,937

	OIL & GAS SERVICES - 5.67%
348,350	CARBO Ceramics, Inc.	48,068,817

	SOFTWARE - 3.98%
909,900	Broadridge Financial Solutions, Inc.	33,793,688

	TOTAL COMMON STOCK	813,575,901

	(Cost - $607,463,288)
	SHORT-TERM INVESTMENTS - 4.13%
35,013,205	Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.05% +	35,013,205

	(Cost - $35,013,205)
	TOTAL INVESTMENTS - 100.02%
	(Cost - $642,476,493) (a)	848,589,106
	LIABILITIES IN EXCESS OF OTHER ASSESTS - (0.02)%	(146,392)

	NET ASSETS - 100.00%	$848,442,714

*	Non-income producing security.
+	Money market fund; interest rate reflects the seven-day effective yield on March 31, 2014.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $643,149,203 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$206,562,138
Unrealized Depreciation:	(1,122,235)

Net Unrealized Appreciation:	$205,439,903

The accompanying notes are an integral part of these financial statements.

AMG Funds

AMG SouthernSun U.S. Equity Fund - Schedule of Investments (Unaudited)

March 31, 2014

Shares		Market Value
	COMMON STOCK - 89.11%
	APPAREL - 4.86%
285,720	Hanesbrands, Inc. *	$21,851,866

	COMMERCIAL SERVICES - 8.91%
581,358	ADT Corp.	17,411,672
1,386,232	Western Union Co.	22,678,755

		40,090,427

	ELECTRIC - 2.39%
292,410	OGE Energy Corp.	10,748,992

	ENGINEERING & CONSTRUCTION - 9.39%
234,950	Chicago Bridge & Iron Co. NV *	20,475,893
462,155	URS Corp.	21,749,014

		42,224,907

	ENVIRONMENTAL CONTROL - 10.11%
402,950	Clean Harbors, Inc.	22,077,631
1,168,419	Darling International, Inc. *	23,391,748

		45,469,379

	FOOD PROCESSING - 2.91%
354,355	Safeway, Inc.	13,089,874

	FOREST PRODUCT & PAPER - 4.46%
532,730	MeadWestvaco Corp.	20,051,957

	HEALTHCARE-SERVICES - 4.34%
313,960	Centene Corp. *	19,544,010

	HOME BUILDERS - 3.24%
238,960	Thor Industries, Inc.	14,590,898

	LEISURE TIME - 3.12%
100,385	Polaris Industries, Inc.	14,024,788

	MACHINERY - 13.06%
384,405	AGCO Corp.	21,203,780
246,040	Flowserve Corp.	19,274,774
250,605	IDEX Corp.	18,266,599

		58,745,153

The accompanying notes are an integral part of these financial statements.

AMG Funds

AMG SouthernSun U.S. Equity Fund - Schedule of Investments (Unaudited) (Continued)

March 31, 2014

Shares		Market Value
	METAL FABRICATE/HARDWARE - 4.00%
306,367	Timken Co.	$18,008,250

	MISCELLANEOUS MANUFACTURING - 4.74%
295,915	Trinity Industries, Inc.	21,326,594

	OIL & GAS - 5.33%
764,545	Newfield Exploration Co. *	23,976,131

	SOFTWARE - 4.23%
512,398	Broadridge Financial Solutions, Inc.	19,030,462

	TRANSPORTATION - 4.02%
372,835	Tidewater, Inc.	18,127,237

	TOTAL COMMON STOCK	400,900,925

	(Cost - $363,386,141)
	SHORT-TERM INVESTMENTS - 8.75%
39,385,685	Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.05% +	39,385,685

	(Cost - $39,385,685)
	TOTAL INVESTMENTS - 97.86%
	(Cost - $402,771,826) (a)	440,286,610
	OTHER ASSETS LESS LIABILITIES - 2.14%	9,620,788

	NET ASSETS - 100.00%	$449,907,398

*	Non-income producing security.
+	Money market fund; interest rate reflects the seven-day effective yield on March 31, 2014.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $402,792,853 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$44,012,096
Unrealized Depreciation:	(6,518,338)

Net Unrealized Appreciation:	$37,493,758

The accompanying notes are an integral part of these financial statements.

AMG Funds

Statement of Assets and Liabilities (Unaudited)

March 31, 2014

	AMG SouthernSun Small Cap Fund	AMG SouthernSun U.S. Equity Fund
ASSETS:
Investments, at cost	$642,476,492	$402,771,826

Investments in securities, at value	$848,589,106	$440,286,610
Cash	34	—
Receivable for Fund shares sold	339,337	9,693,347
Dividends and interest receivable	635,522	356,797
Prepaid expenses and other assets	67,584	30,594

Total Assets	849,631,583	450,367,348

LIABILITIES:
Payable for Fund shares repurchased	474,847	143,277
Accrued advisory fees	612,336	286,584
Accrued administration fees	975	—
Accrued distribution fees	87,439	20,892
Accrued expenses and other liabilities	13,272	9,197

Total Liabilities	1,188,869	459,950

Net Assets	$848,442,714	$449,907,398

NET ASSETS CONSIST OF:
Paid-in capital	$642,811,879	$412,454,064
Undistributed net investment loss	(18,760)	(39,990)
Accumulated net realized loss from investment transactions	(463,018)	(21,460)
Net unrealized appreciation on investments	206,112,613	37,514,784

Net Assets	$848,442,714	$449,907,398

The accompanying notes are an integral part of these financial statements.

AMG Funds

Statement of Assets and Liabilities (Unaudited) (Continued)

March 31, 2014

	AMG SouthernSun Small Cap Fund	AMG SouthernSun U.S. Equity Fund
Investor Class
Net Assets	$410,316,958	$54,108,768
Shares Outstanding (no par value; unlimited number of shares authorized)	14,029,348	4,024,893
Net Asset Value, offering price and redemption price per share*	$29.25	$13.44

Institutional Class
Net Assets	$438,125,756	$383,173,869
Shares Outstanding (no par value; unlimited number of shares authorized)	14,794,687	28,421,515
Net Asset Value, offering price and redemption price per share*	$29.61	$13.48

Class C
Net Assets		$12,624,761
Shares Outstanding (no par value; unlimited number of shares authorized)		948,670
Net Asset Value, offering price and redemption price per share*		$13.31

*	The Funds charge a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

AMG Funds

Statement of Operations (Unaudited)

For the six months ended March 31, 2014

	AMG SouthernSun Small Cap Fund	AMG SouthernSun U.S. Equity Fund
INVESTMENT INCOME:
Dividends (Net of foreign tax of $9,651 and $3,896, respectively)	$4,614,804	$2,575,850

EXPENSES:
Investment advisory fees	3,513,274	1,386,162
Distribution fees:
Investor Class	528,347	51,172
Class C	—	44,970
Transfer agency fees	109,386	120,739
Administration fees	77,783	50,642
Accounting fees	66,213	33,720
Custody fees	58,288	32,467
Printing expense	49,012	6,749
Professional fees	30,142	17,166
Registration & filing fees	22,385	24,859
Insurance expense	17,740	1,656
Miscellaneous expenses	16,729	13,962
Trustees’ fees	4,911	4,343

Total expenses	4,494,210	1,788,607
Expense reimbursement recaptured	—	81,838

Net expenses	4,494,210	1,870,445

Net investment income	120,594	705,405

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions	58,864,268	2,881,139
Net change in unrealized appreciation of investments	37,261,240	14,701,894

Net realized and unrealized gain on investments	96,125,508	17,583,033

Net increase in net assets resulting from operations	$96,246,102	$18,288,438

The accompanying notes are an integral part of these financial statements.

AMG Funds

Statements of Changes in Net Assets

AMG SouthernSun Small Cap Fund

	For the six months ended March 31, 2014	For the fiscal year ended September 30, 2013
	(Unaudited)
NET INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$120,594	$487,943
Net realized gain from investment transactions	58,864,268	44,419,425
Net change in unrealized appreciation on investments	37,261,240	147,615,180

Net increase in net assets resulting from operations	96,246,102	192,522,548

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income:
Investor Class	—	(1,091,526)
Institutional Class	(139,354)	(1,057,279)
Distributions from net realized gains on investments:
Investor Class	(50,849,826)	(8,124,997)
Institutional Class	(50,381,123)	(5,290,464)

Total distributions to shareholders	(101,370,303)	(15,564,266)

CAPITAL SHARE TRANSACTIONS: (Note 5)
Investor Class	(4,456,299)	100,893,104
Institutional Class	83,250,610	143,269,477

Net increase from capital share transactions	78,794,311	244,162,581

Net increase in net assets	73,670,110	421,120,863
NET ASSETS:
Beginning of period	774,772,604	353,651,741

End of period	$848,442,714	$774,772,604

End of period undistributed net investment loss	$(18,760)	$—

The accompanying notes are an integral part of these financial statements.

AMG Funds

Statements of Changes in Net Assets

AMG SouthernSun U.S. Equity Fund

	For the six months ended March 31, 2014	For the fiscal year ended September 30, 2013
	(Unaudited)
NET INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$705,405	$82,047
Net realized gain from investment transactions	2,881,139	3,723,566
Net change in unrealized appreciation on investments	14,701,894	20,871,637

Net increase in net assets resulting from operations	18,288,438	24,677,250

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income:
Investor Class	(45,302)	(2,305)
Institutional Class	(700,093)	(110,449)
Class C	—	(3,455)
Distributions from net realized gains on investments:
Investor Class	(854,756)	(26,644)
Institutional Class	(5,568,061)	(1,094,014)
Class C	(187,355)	(54,088)

Total distributions to shareholders	(7,355,567)	(1,290,955)

CAPITAL SHARE TRANSACTIONS: (Note 5)
Investor Class	30,201,349	19,815,865
Institutional Class	164,359,160	177,831,473
Class C	6,270,929	4,970,339

Net increase from capital share transactions	200,831,438	202,617,677

Net increase in net assets	211,764,309	226,003,972
NET ASSETS:
Beginning of period	238,143,089	12,139,117.00

End of period	$449,907,398	$238,143,089

End of period undistributed net investment loss	$(39,990)	$—

The accompanying notes are an integral part of these financial statements.

AMG Funds

Financial Highlights

AMG SouthernSun Small Cap Fund - Investor Class

Selected data based on a share outstanding throughout each period.

	For the six months ended Mar. 31, 2014		For the fiscal year ended Sep. 30, 2013	For the fiscal year ended Sep. 30, 2012	For the fiscal year ended Sep. 30, 2011		For the fiscal year ended Sep. 30, 2010		For the fiscal year ended Sep. 30, 2009
	(Unaudited)
Net asset value, beginning of period	$29.46		$21.64	$17.41	15.94		12.55		13.89

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	(0.01)		0.00 (d)	(0.03)	(0.09)		(0.07)		0.00 (d)
Net realized and unrealized gain (loss) on investments (a)	3.54		8.70	5.50	1.56		3.46		(1.16)

Total from investment operations	3.53		8.70	5.47	1.47		3.39		(1.16)

LESS DISTRIBUTIONS:
From net investment income	—		(0.10)	—	—		—		—
From net realized gains on investments	(3.74)		(0.78)	(1.24)	—		—		(0.18)

Total distributions	(3.74)		(0.88)	(1.24)	—		—		(0.18)

Paid-in capital from redemption fees	0.00	(d)	0.00 (d)	0.00 (d)	0.00	(d)	0.00	(d)	0.00 (d)

Net asset value, end of period	$29.25		$29.46	$21.64	$17.41		$15.94		$12.55

Total return (b)	12.45%		41.42%	32.12%	9.22%		27.01%		(7.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$410,317		$417,148	$214,667	$93,228		$53,504		$59,210
Ratios to average net assets
Net expenses	1.22	% (c)	1.22%	1.25%	1.42	% (e)	1.50	% (e)	1.50%
Total expenses	1.22	% (c)	1.22%	1.25%	1.33%		1.43%		1.53%
Net investment loss	(0.09	)% (c)	(0.01)%	(0.15)%	(0.44)%		(0.51)%		(0.05)%
Portfolio turnover rate	16%		22%	31%	38%		28%		49%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. For the fiscal year ended September 30, 2009, had the Manager not absorbed a portion of the expenses, total returns would have been lower.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $.01 per share.
(e)	Such ratio includes Adviser’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

AMG Funds

Financial Highlights

AMG SouthernSun Small Cap Fund - Institutional Class *

Selected data based on a share outstanding throughout each period.

	For the six months ended Mar. 31, 2014		For the fiscal year ended Sep. 30, 2013	For the fiscal year ended Sep. 30, 2012	For the fiscal year ended Sep. 30, 2011	For the fiscal year ended Sep. 30, 2010
	(Unaudited)
Net asset value, beginning of period	$29.76		$21.84	$17.52	$15.99	$12.55

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.02		0.06	0.03	(0.02)	(0.04)
Net realized and unrealized gain on investments (a)	3.58		8.80	5.53	1.55	3.48

Total from investment operations	3.60		8.86	5.56	1.53	3.44

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.16)	—	—	—
From net realized gains on investments	(3.74)		(0.78)	(1.24)	—	—

Total distributions	(3.75)		(0.94)	(1.24)	—	—

Paid-in capital from redemption fees	0.00	(d)	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)

Net asset value, end of period	$29.61		$29.76	$21.84	$17.52	$15.99

Total return (b)	12.56%		41.81%	32.45%	9.57%	27.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$438,126		$357,624	$138,985	$43,417	$17,781
Ratios to average net assets
Net expenses	0.97	% (c)	0.97%	1.01%	1.08%	1.19%
Total expenses	0.97	% (c)	0.97%	1.01%	1.08%	1.19%
Net investment income (loss)	0.16	% (c)	0.24%	0.14%	(0.12)%	(0.25)%
Portfolio turnover rate	16%		22%	31%	38%	28%

*	The Fund commenced operations on September 30, 2009.
(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $.01 per share.

The accompanying notes are an integral part of these financial statements.

AMG Funds

Financial Highlights

AMG SouthernSun U.S. Equity Fund - Investor Class *

Selected data based on a share outstanding throughout the period.

	For the six months ended Mar. 31, 2014		For the fiscal year ended Sep. 30, 2013	For the period ended Sep. 30, 2012 *
	(Unaudited)
Net asset value, beginning of period	$13.05		$10.09	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.02		(0.01)	0.01
Net realized and unrealized gain on investments (a)	0.64		3.86	0.08

Total from investment operations	0.66		3.85	0.09

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.07)	—
From net realized gains on investments	(0.25)		(0.82)	—

Total distributions	(0.26)		(0.89)	—

Paid-in capital from redemption fees	0.00	(d)	0.00 (d)	—

Net asset value, end of period	$13.44		$13.05	$10.09

Total return (b)	5.05%		40.83%	0.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$54,109		$22,653	$263
Ratios to average net assets
Net expenses	1.34	% (c,e)	1.30%	1.15	% (c)
Total expenses	1.29	% (c)	1.55%	3.06	% (c)
Net investment income (loss)	0.24	% (c,e)	(0.04)%	0.20	% (c)
Portfolio turnover rate	3%		25%	49%

*	The Fund commenced operations on April 10, 2012.
(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. For the fiscal year ended September 30, 2013 and the period ended September 30, 2012, had the Manager not absorbed a portion of the expenses, total returns would have been lower.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $.01 per share.
(e)	Such ratio includes Adviser’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

AMG Funds

Financial Highlights

AMG SouthernSun U.S. Equity Fund - Institutional Class *

Selected data based on a share outstanding throughout the period.

	For the six months ended Mar. 31, 2014		For the fiscal year ended Sep. 30, 2013	For the period ended Sep. 30, 2012 *
	(Unaudited)
Net asset value, beginning of period	$13.08		$10.11	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.03		0.02	0.02
Net realized and unrealized gain on investments (a)	0.65		3.85	0.09

Total from investment operations	0.68		3.87	0.11

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.08)	—
From net realized gains on investments	(0.25)		(0.82)	—

Total distributions	(0.28)		(0.90)	—

Paid-in capital from redemption fees	0.00	(d)	0.00 (d)	—

Net asset value, end of period	$13.48		$13.08	$10.11

Total return (b)	5.25%		41.02%	1.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$383,174		$209,419	$11,502
Ratios to average net assets
Net expenses	1.09	% (c,e)	1.05%	0.90	% (c)
Total expenses	1.04	% (c)	1.30%	2.81	% (c)
Net investment income	0.49	% (c,e)	0.21%	0.45	% (c)
Portfolio turnover rate	3%		25%	49%

*	The Fund commenced operations on April 10, 2012.
(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. For the fiscal year ended September 30, 2013 and the period ended September 30, 2012, had the Manager not absorbed a portion of the expenses, total returns would have been lower.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $.01 per share.
(e)	Such ratio includes Adviser’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

AMG Funds

Financial Highlights

AMG SouthernSun U.S. Equity Fund - Class C *

Selected data based on a share outstanding throughout the period.

	For the six months ended Mar. 31, 2014		For the fiscal year ended Sep. 30, 2013	For the period ended Sep. 30, 2012 *
	(Unaudited)
Net asset value, beginning of period	$12.95		$10.08	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.03)		(0.09)	(0.02)
Net realized and unrealized gain on investments (a)	0.64		3.83	0.10

Total from investment operations	0.61		3.74	0.08

LESS DISTRIBUTIONS:
From net investment income	—		(0.05)	—
From net realized gains on investments	(0.25)		(0.82)	—

Total distributions	(0.25)		(0.87)	—

Paid-in capital from redemption fees	0.00	(d)	0.00 (d)	—

Net asset value, end of period	$13.31		$12.95	$10.08

Total return (b)	4.74%		39.67%	0.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$12,625		$6,072	$374
Ratios to average net assets
Net expenses	2.09	% (c,e)	2.05%	1.90	% (c)
Total expenses	2.04	% (c)	2.30%	3.81	% (c)
Net investment loss	(0.51	)% (c,e)	(0.79)%	(0.55	)% (c)
Portfolio turnover rate	3%		25%	49%

*	The Fund commenced operations on April 10, 2012.
(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. For the fiscal year ended September 30, 2013 and the period ended September 30, 2012, had the Manager not absorbed a portion of the expenses, total returns would have been lower.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $.01 per share.
(e)	Such ratio includes Adviser’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

AMG Funds

Notes to Financial Statements (Unaudited)

March 31, 2014

NOTE 1. ORGANIZATION

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are AMG SouthernSun Small Cap Fund (“Small Cap”) (formerly SouthernSun Small Cap Fund) and AMG SouthernSun U.S. Equity Fund (“U.S. Equity”) (formerly SouthernSun U.S. Equity Fund), each a “Fund” and collectively the “Funds.”

Small Cap offers two classes of shares: Investor and Institutional. U.S. Equity offers three classes of shares: Investor, Institutional and Class C. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Small Cap is currently closed to new investors. Current shareholders and shareholders of the Predecessor Funds who hold an account directly with the Fund and who invested in the Fund through a financial intermediary account, a financial platform, defined contribution, defined benefit or asset allocation program (collectively, “financial intermediaries”), may continue to purchase shares of the Fund. Exchanges into the Fund are not permitted unless the exchange is being made into an existing shareholder account or an existing financial intermediary account at the time of the exchange as described above. Fund management may, in its discretion, reopen the Fund to certain investors in the future. The Fund reserves the right to modify this policy at any time.

At the start of business on March 31, 2014, SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund, each a series of Northern Lights Fund Trust (the “Predecessor Funds”), were reorganized into a respective series of the Trust. As a result of the reorganization, the Funds are the successor to the accounting and performance information of the Predecessor Funds.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the Unites States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market

AMG Funds

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if Managers Investment Group LLC (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing, as of the most recent quarter end, all securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests primarily in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests primarily in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to

AMG Funds

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value.

An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

AMG Funds

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

The following table summarizes the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of March 31, 2014.

SouthernSun Small Cap

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$813,575,901	—	—	$813,575,901
Short-Term Investment	35,013,205	—	—	35,013,205

Total	$848,589,106	—	—	$848,589,106

SouthernSun U.S. Equity

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$400,900,925	—	—	$400,900,925
Short-Term Investment	39,385,685	—	—	39,385,685

Total	$440,286,610	—	—	$440,286,610

*	All common stocks held in the Funds are level 1. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of March 31, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

Security Transactions – Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Investment Income and Expenses – Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income from return of capital including real estate investment trusts (REITs) are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Dividends and Distributions – Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the

AMG Funds

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with Federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The most common differences are due to differing treatments for losses deferred due to excise tax regulations, wash sales and REITs. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

Federal Taxes – Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of September 30, 2013 and all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

Capital Loss Carryovers and Deferrals – As of March 31, 2014, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended September 30, 2014, such amounts may be used to offset future realized capital gains for an unlimited time period.

NOTE 3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager

AMG Funds

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

to the Funds and is responsible for the Funds’ overall administration and operations. Prior to March 31, 2014, the Predecessor Funds had a similar Investment Advisory Agreement with SouthernSun Asset Management, Inc. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by SouthernSun Aeest Management, LLC (“SouthernSun”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in SouthernSun.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. Effective March 31, 2014, Small Cap and U.S. Equity paid an investment management fee at the annual rate of 0.85% of each Fund’s respective average daily net assets. Prior to March 31, 2014, the Predecessor Funds paid a management fee to SouthernSun at the same fee rate.

The Investment Manager has contractually agreed, through at least January 31, 2017, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses (the “Excepted Expenses”)) of Small Cap to 1.50% and 1.25% for Investor Class and Institutional Class shares’ average daily net assets, respectively, and of U.S. Equity to 1.34%, 1.09% and 2.09% for Investor Class, Institutional Class and Class C shares’ average daily net assets, respectively, subject to later reimbursement by the Funds in certain circumstances. Prior to March 31, 2014, the Predecessor Funds had a similar arrangement in place.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause that Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount. For the six months ended March 31, 2014, the Funds’ components of reimbursement available are detailed in the following chart:

U.S. Equity
Reimbusements Available - 9/30/13	$240,820
Additional Reimbursement	—
Repayments	(81,838)
Expired Reimbursements	—

Reimbursements Available - 3/31/14	$158,982

Effective March 31, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board is $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $35,000 per year. The Chairman of the Audit Committee receives an additional payment of $15,000 per year. The Trustees’ fees and expenses are allocated

AMG Funds

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

among all of the Funds in the Trusts for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds. For the period from October 1, 2013 to March 30, 2014, the Predecessor Funds incurred Trustee Fees under a different arrangement with Northern Lights Fund Trust, amounting to $4,797 for Small Cap and $4,289 for U.S. Equity.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares, and Class C shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares and up to 1.00% annually of average daily net assets attributable to U.S. Equity - Class C shares.

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. At March 31, 2014, the Funds had no loans outstanding. Prior to March 31, 2014, the Predecessor Funds did not have an interfund lending program in place.

NOTE 4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended March 31, 2014, amounted to $123,776,533 and $140,133,217, respectively for Small Cap and $181,096,469 and $7,590,382, respectively for U.S. Equity. There were no purchases or sales of U.S. Government obligations for each of the Funds.

AMG Funds

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

NOTE 5. CAPITAL SHARE TRANSACTIONS

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended March 31, 2014, (unaudited) and the fiscal year ended September 30, 2013, the capital stock transactions by class for Small Cap and U.S. Equity were:

	Small Cap - Investor Class
	For the six months ended March 31, 2014		For the fiscal year ended September 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	1,087,556	$32,964,190	8,660,511	$212,482,859
Reinvestment of dividends and distributions	1,680,703	48,949,818	391,780	8,936,501
Shares redeemed	(2,899,485)	(86,375,541)	(4,813,454)	(120,547,502)
Redemption fees**		5,234	—	21,246

Net increase (decrease)	(131,226)	$(4,456,299)	4,238,837	$100,893,104

	Small Cap - Institutional Class
	For the six months ended March 31, 2014		For the fiscal year ended September 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	2,381,672	$72,401,001	7,374,214	$185,821,448
Reinvestment of dividends and distributions	1,292,967	38,062,093	211,501	4,864,520
Shares redeemed	(897,370)	(27,217,573)	(1,931,385)	(47,422,520)
Redemption fees**		5,089	—	6,029

Net increase	2,777,269	$83,250,610	5,654,330	$143,269,477

AMG Funds

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

	U.S. Equity - Investor Class
	For the six months ended March 31, 2014		For the fiscal year ended September 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	2,887,487	$38,071,330	1,774,194	$20,566,336
Reinvestment of dividends and distributions	60,580	797,080	2,021	20,190
Shares redeemed	(660,511)	(8,667,404)	(65,979)	(770,853)
Redemption fees**		343	—	192

Net increase	2,287,556	$30,201,349	1,710,236	$19,815,865

	U.S. Equity - Institutional Class
	For the six months ended March 31, 2014		For the fiscal year ended September 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	13,212,405	$174,870,550	15,143,548	$181,135,516
Reinvestment of dividends and distributions	337,709	4,455,448	15,114	151,135
Shares redeemed	(1,133,181)	(14,968,921)	(292,078)	(3,457,289)
Redemption fees**		2,083	—	2,111

Net increase	12,416,933	$164,359,160	14,866,584	$177,831,473

	U.S. Equity - Class C
	For the six months ended March 31, 2014		For the fiscal year ended September 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	478,208	$6,250,881	482,469	$5,556,750
Reinvestment of dividends and distributions	13,354	174,185	5,771	57,543
Shares redeemed	(11,772)	(154,208)	(56,489)	(644,017)
Redemption fees**		71	—	63

Net increase	479,790	$6,270,929	431,751	$4,970,339

**	The Funds charges a fee of 2.00% on redemptions of shares held for less than 30 days.

AMG Funds

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

At March 31, 2014, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Small Cap – two collectively own 51%; U.S. Equity – one collectively owns 13%. Transactions by these shareholders may have a material impact on their respective Funds.

NOTE 6. REDEMPTION FEES

The Funds will deduct a redemption fee (the “Redemption Fee”) of 2.00% from the proceeds of any redemption of shares if the redemption occurs within 30 days of the purchase of those shares. After May 17, 2014, the Redemption Fee will be deducted if the redemption occurs within 60 days of the purchase of those shares. Redemption fees are paid to the Funds directly and are designed to offset costs associated with fluctuations in Funds asset levels and cash flow caused by short-term shareholder trading. For the six months ended March 31, 2014, Small Cap’s Investor Class shares and Institutional Class shares assessed $5,234 and $5,116, respectively, in redemption fees. U.S. Equity’s Investor Class shares, Institutional Class shares and Class C shares assessed $343, $2,083 and $71, respectively, in redemption fees.

NOTE 7. PORTFOLIO SECURITIES LOANED

Effective March 31, 2014, the Funds commenced participation in a securities lending program offered by BNYM (the “Program”) providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. At March 31, 2014, the Funds had no loans outstanding. Prior to March 31, 2014, the Predecessor Funds did not have a securities lending program in place.

NOTE 8. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

AMG Funds

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

NOTE 9. SUBSEQUENT EVENTS

On January 21, 2014, Affiliated Managers Group, Inc., a global asset management company, announced that the Funds’ Investment Manager and Administrator, Managers Investment Group LLC, will be rebranded as AMG Funds LLC. The rebranding was expected to become effective on or about April 28, 2014. In addition, on April 28, 2014, Managers Distributors, Inc. was rebranded as AMG Distributors, Inc.

Each Fund has determined that no other material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

Proxy Results Information (Unaudited)

At the Special Meeting of Shareholders of the SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund held March 24, 2014, the following votes were recorded. The Proposal, which shareholders were asked to vote on, is explained in further detail in the proxy statement dated January 30, 2014.

Proposal 1 - To approve Agreements and Plans of Reorganization, which provides for the acquisition of the assets and assumption of the liabilities of SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund in exchange for shares of the New AMG SouthernSun Small Cap Fund and New AMG SouthernSun U.S. Equity Fund. A vote in favor of each Agreement and Plan of Reorganization will also constitute a vote in favor of the liquidation and dissolution of SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund in connection with the reorganization. The results are as follows:

AMG SouthernSun Small Cap Fund	No. Of Shares	% of Outstanding Shares	% Of Shares Voted
Affirmative	15,226,745	54.34%	95.76%
Against	348,984	1.24%	2.20%
Abstain	324,364	1.16%	2.04%

Totals	15,900,093	56.74%	100.00%

AMG SouthernSun U.S. Equity Fund	No. Of Shares	% of Outstanding Shares	% Of Shares Voted
Affirmative	16,938,101	63.38%	99.72%
Against	25,359	0.10%	0.15%
Abstain	21,591	0.08%	0.13%

Totals	16,985,051	63.56%	100.00%

AMG Funds

Annual Renewal of Investment Management Agreement and Sub-advisory Agreement (Unaudited)

March 31, 2014

Approval of Amendment to Investment Management Agreement and New Subadvisory Agreement with SouthernSun Asset Management, LLC with Respect to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund

At a meeting held on December 12-13, 2013, the Board of Trustees (the “Trustees”) of Managers AMG Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously voted to approve, with respect to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund, each a new series of the Trust (each, a “New Fund,” and collectively, the “New Funds”), in connection with the reorganizations of SouthernSun Small Cap Fund (the “Predecessor SouthernSun Small Cap Fund”) and SouthernSun U.S. Equity Fund (the “Predecessor SouthernSun U.S. Equity Fund” and, together with the Predecessor SouthernSun Small Cap Fund, the “Predecessor Funds”), each a series of Northern Lights Fund Trust, into the New Funds (the “Reorganizations”), an amendment to the Investment Management Agreement between Managers Investment Group LLC (“Managers” or the “Investment Manager”) and the Trust with respect to the New Funds (the “Investment Management Agreement”), and a new Subadvisory Agreement between Managers and SouthernSun Asset Management, LLC (“SouthernSun”) with respect to the New Funds (the “Subadvisory Agreement” and, together with the Investment Management Agreement, the “New Fund Agreements”). The Trustees were separately represented by independent counsel in their consideration of the New Fund Agreements. The Reorganizations were proposed in connection with Affiliated Managers Group, Inc.’s (“AMG”) definitive agreement with SouthernSun and its equityholders, pursuant to which AMG will acquire an indirect majority equity interest in SouthernSun (the “Transaction”).

In considering the New Fund Agreements, the Trustees reviewed a variety of materials relating to the New Funds, Managers and SouthernSun, including fee and expense information for an appropriate peer group of similar mutual funds for each New Fund (each, a “Peer Group”) and other information regarding the nature, extent and quality of services to be provided by Managers and SouthernSun under their respective agreements. Because each New Fund is a newly created series of the Trust and has not yet begun operations, no comparative performance information for the New Funds was provided. The Trustees, however, considered the performance of the Predecessor SouthernSun Small Cap Fund for the one, three and five-year periods and the period since inception (October 1, 2003), each ended September 30, 2013, and November 30, 2013. The Trustees also considered the performance of the Predecessor SouthernSun U.S. Equity Fund for the one-year period and the period since inception (April 10, 2012), each ended September 30, 2013, and November 30, 2013. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management and (b) discussed with legal counsel the legal standards applicable to their consideration of the New Fund Agreements.

Nature, extent and quality of services

In considering the nature, extent and quality of the services to be provided by Managers under the Investment Management Agreement, the Trustees took into account information provided periodically throughout the previous year by Managers in Board meetings relating to Managers’ financial information, operations and personnel, the performance of its duties with respect to other funds in the Managers Fund

AMG Funds

Annual Renewal of Investment Management Agreement and Sub-advisory Agreement (Unaudited) (Continued)

March 31, 2014

complex, the quality of the performance of Managers’ duties and the Trustees’ knowledge of Managers’ management team.

In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the monitoring services intended to be performed by Managers in overseeing the portfolio management responsibilities of SouthernSun; (b) Managers’ ability to supervise the New Funds’ other service providers; and (c) Managers’ compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising SouthernSun, the Investment Manager will: perform periodic detailed analysis and reviews of the performance by SouthernSun of its obligations to each New Fund, including without limitation a review of SouthernSun’s investment performance in respect of each New Fund; prepare and present periodic reports to the Trustees regarding the investment performance of SouthernSun and other information regarding SouthernSun, at such times and in such forms as the Trustees may reasonably request; review and consider any changes in the personnel of SouthernSun responsible for performing SouthernSun’s obligations and make appropriate reports to the Trustees; review and consider any changes in the ownership or senior management of SouthernSun and make appropriate reports to the Trustees; perform periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of SouthernSun; assist the Trustees and management of the Trust in developing and reviewing information with respect to the annual consideration of the Subadvisory Agreement; prepare recommendations with respect to the continued retention of SouthernSun or the replacement of SouthernSun; identify potential successors to or replacements of SouthernSun or potential additional subadvisors; perform appropriate due diligence, and develop and present to the Trustees a recommendation as to any such successor, replacement, or additional subadvisor; designate and compensate from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and perform such other review and reporting functions as the Trustees shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of Managers with respect to its ability to provide the services required under the Investment Management Agreement and noted that, as of November 18, 2013, Managers had approximately $38.3 billion in assets under management. The Trustees also considered Managers’ risk management processes.

In the course of their deliberations regarding the nature, extent and quality of services to be provided by SouthernSun under the Subadvisory Agreement, the Trustees evaluated, among other things: (a) the expected services to be rendered by SouthernSun to each New Fund; (b) the qualifications and experience of SouthernSun’s personnel; and (c) SouthernSun’s compliance program. The Trustees also took into account the financial condition of SouthernSun with respect to its ability to provide the services required under the Subadvisory Agreement and noted that, as of November 2013, SouthernSun had approximately $5 billion in assets under management. The Trustees also considered SouthernSun’s risk management processes.

The Trustees considered the investment philosophy, strategies and techniques that are intended to be used in managing each New Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding SouthernSun’s organizational and management structure and SouthernSun’s brokerage policies and practices. The Trustees considered specific

AMG Funds

Annual Renewal of Investment Management Agreement and Sub-advisory Agreement (Unaudited) (Continued)

March 31, 2014

information provided regarding the experience of the individual at SouthernSun that is expected to have portfolio management responsibility for the New Funds, including the information set forth in the New Funds’ prospectuses and statement of additional information to be filed with the Securities and Exchange Commission. The Trustees noted that the proposed portfolio manager has managed the Predecessor SouthernSun Small Cap Fund since its inception in 2003, has managed the Predecessor SouthernSun U.S. Equity Fund since its inception in 2012, is the founder, Chief Executive Officer and Chief Investment officer of SouthernSun and has twenty-five years of experience as a research analyst and portfolio manager. The Trustees also noted that the portfolio manager is supported by SouthernSun’s investment team in managing the Predecessor Funds, and is anticipated to be supported by such team in managing the New Funds. The Trustees observed that each New Fund’s portfolio would be managed in substantially the same manner and by the same personnel as the corresponding Predecessor Fund. In addition, the Trustees considered that SouthernSun’s investment process involves bottom-up, fundamental, on-site research.

Performance

Because the New Funds have not yet commenced operations, the Trustees noted that they could not draw any conclusions regarding the performance of the New Funds. The Trustees, however, considered the performance of the Predecessor Funds. With respect to the Predecessor SouthernSun Small Cap Fund, the Trustees noted that, for the one-year, three-year and five-year periods and the period since inception (October 1, 2003), each ended September 30, 2013 and November 30, 2013, the performance of Investor Class shares of the Predecessor SouthernSun Small Cap Fund was above the performance of the Russell 2000® Index. With respect to the Predecessor SouthernSun U.S. Equity Fund, the Trustees also noted that, for the one-year period and the period since inception (April 10, 2012), each ended September 30, 2013, the performance of Institutional Class shares of the Predecessor SouthernSun U.S. Equity Fund was above the performance of the Russell MidCap® Index and Russell 2500® Index. The Trustees noted further that, for the one-year period and the period since inception (April 10, 2012), each ended November 30, 2013, the performance of Institutional Class shares of the Predecessor SouthernSun U.S. Equity Fund was above and below, respectively, the performance of the Russell MidCap® Index and Russell 2500® Index. The Trustees concluded that this performance record supported the approval of the Subadvisory Agreement.

Advisory Fees and Profitability

In considering the reasonableness of the advisory fee charged by Managers for managing the New Funds, the Trustees noted that Managers, and not the New Funds, is responsible for paying the fees charged by SouthernSun, and, therefore, that the fees paid to Managers cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also noted that all of the advisory fees paid to Managers by the New Funds would be paid in turn to SouthernSun and that Managers would indirectly benefit from such fees because Managers and SouthernSun will be affiliated upon completion of the Transaction. The Trustees noted that (i) the AMG SouthernSun Small Cap Fund’s estimated advisory fees and total gross expenses were higher and lower, respectively, than the average for such New Fund’s Peer Group, measured as of September 30, 2013; and (ii) the AMG SouthernSun U.S. Equity Fund’s estimated advisory fees and total gross expenses

AMG Funds

Annual Renewal of Investment Management Agreement and Sub-advisory Agreement (Unaudited) (Continued)

March 31, 2014

were higher and lower, respectively, than the average for such New Fund’s Peer Group, measured as of September 30, 2013. The Trustees also took into account the fact that Managers has contractually agreed, through at least January 31, 2017, to limit the total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of AMG SouthernSun Small Cap Fund to the annual rate of 1.50% and 1.25% for Investor Class and Institutional Class shares, respectively, of such New Fund, noting that the net expenses of the New Fund were lower than the average for the New Fund’s Peer Group. In addition, the Trustees took into account the fact that Managers has contractually agreed, through at least January 31, 2017, to limit the total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of AMG SouthernSun U.S. Equity Fund to the annual rate of 1.34%, 1.09% and 2.09% for Investor Class, Institutional Class and
Class C shares, respectively, of such New Fund, noting that the net expenses of the New Fund were lower than the average for the New Fund’s Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services to be provided by Managers and SouthernSun and the considerations noted above with respect to Managers and SouthernSun, each New Fund’s advisory fees, including subadvisory fees, are reasonable.

In considering the anticipated profitability of Managers with respect to the provision of investment advisory services to the New Funds, the Trustees considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from Managers serving as investment manager to a New Fund), received by Managers and its affiliates attributable to managing all the mutual funds in the Managers family of funds, the cost of providing such services and the resulting profitability to Managers and its affiliates from these relationships. The Trustees also noted that all of the advisory fees paid to Managers by the New Funds would be paid in turn to SouthernSun. Based on the foregoing, the Trustees concluded that the profitability to Managers is expected to be reasonable and that Managers is not expecting to realize material benefits from economies of scale during the initial period of the New Funds’ operations. With respect to economies of scale, the Trustees also noted that as each New Fund’s assets increase over time, the New Fund may realize economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the anticipated profitability of SouthernSun with respect to the provision of subadvisory services to the New Funds, although recognizing that profitability with respect to the New Funds is speculative, the Trustees considered information regarding SouthernSun’s organization, management and financial stability.

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding the New Fund Agreements: (a) Managers and SouthernSun have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) SouthernSun’s investment strategy is appropriate for pursuing each New Fund’s investment objectives; (c) SouthernSun is reasonably likely to

AMG Funds

Annual Renewal of Investment Management Agreement and Sub-advisory Agreement (Unaudited) (Continued)

March 31, 2014

execute its investment strategy consistently over time; and (d) Managers and SouthernSun maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the New Fund Agreements would be in the best interests of each New Fund and its shareholders. Accordingly, on December 12-13, 2013, the Trustees, including all of the Independent Trustees, unanimously voted to approve the New Fund Agreements.

AMG Funds

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. Additionally, you may incur transactional costs in the form of redemption fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on $1,000 invested on October 1, 2013, and held until March 31, 2014.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period* (10/1/13 to 3/31/14)
AMG SouthernSun Small Cap Fund – Investor Class
Actual	$1,000.00	$1,124.50	$6.44
Hypothetical (5% return before expenses)	1,000.00	1,018.87	6.12

AMG SouthernSun Small Cap Fund – Institutional Class
Actual	$1,000.00	$1,125.60	$5.14
Hypothetical (5% return before expenses)	1,000.00	1,020.09	4.89

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.22% and 0.97% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the number of days in the six month period ended March 31, 2014).

SouthernSun Funds

Shareholder Expense Example (Unaudited) (Continued)

	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period* (10/1/13 to 3/31/14)
AMG SouthernSun U.S. Equity Fund – Investor Class
Actual	$1,000.00	$1,050.50	$6.86
Hypothetical (5% return before expenses)	1,000.00	1,018.24	6.76

AMG SouthernSun U.S. Equity Fund – Institutional Class
Actual	$1,000.00	$1,052.60	$5.59
Hypothetical (5% return before expenses)	1,000.00	1,019.48	5.50

AMG SouthernSun U.S. Equity Fund – Class C
Actual	$1,000.00	$1,047.40	$10.68
Hypothetical (5% return before expenses)	1,000.00	1,014.50	5.49

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.34%, 1.09% and 2.09% for the Investor Class, Institutional Class, and Class C respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the number of days in the six month period ended March 31, 2014).

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Ave

Norwalk, CT 06854

800.835.3879

SUBADVISOR

SouthernSun Asset Management, LLC

6070 Poplar Avenue, Suite 300

Memphis, TN 38119

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Ave

Norwalk, CT 06854

800.835.3879

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT*

BNY Mellon Investment Servicing
(US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

*  Gemini Fund Services, LLC (“Gemini”) will serve as the Fund’s interim transfer agent, to facilitate the transition of the Predecessor Fund from the Gemini platform to the Trust’s service provider platform. Effective May 19, 2014, BNY Mellon Investment Servicing (US) Inc. will be the Fund’s transfer agent.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com    |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

AMG FQ Global Risk-Balanced

(formerly FQ Global Essentials)

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

(formerly GW&K Small Cap Equity)

Gannett Welsh & Kotler, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

(formerly Systematic Value)

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

(formerly TSCM Growth Equity)

AMG TimesSquare International
Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

(formerly GW&K Fixed Income)

Loomis, Sayles & Co., L.P.

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

Gannett Welsh & Kotler, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Midcap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid-Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

(formerly Micro-Cap)

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors, LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

(formerly Skyline Special Equities Portfolio)

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Total Return Bond

(formerly PIMCO Bond)

Pacific Investment Management Co. LLC

| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on
Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	July 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	July 7, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	July 7, 2015